Fair Value of Financial Instruments (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Fair Value of Financial Instruments Disclosure [Abstract]
Percentage of contracts valued with prices provided by models and other valuation techniques to the total fair value of all derivative contracts (as a percent)	2.00%
Decrease in fair value as a result of the credit reserve	$ 4,000,000
Decrease in fair value as a result of the credit reserve, portion recorded in operating revenue and cost of operations	2,000,000
Decrease in fair value as a result of the credit reserve, portion recorded in other comprehensive income	2,000,000
Cash collateral paid	311,000,000		323,000,000
Cash collateral received	258,000,000		408,000,000
Concentration of Credit Risk
Counterparty credit exposure to a significant portion of counterparties	1,200,000,000
Counterparty credit exposure, collateral held, cash and letters of credit	261,000,000
Counterparty credit exposure, net	919,000,000
Net Exposure (as a percent)	100.00%	[1]
Counterparty credit risk exposure, threshold percentage (as a percent)	10.00%
Counterparty credit risk exposure aggregate amount above threshold percentage	265,000,000
Percentage of credit risk roll-off by the end of 2013 (as a percent)	89.00%
Estimated counterparty credit risk exposure under California tolling agreements, Northeast and South Central load obligations and a coal supply agreement for the next five years	$ 866,000,000
Investment grade
Concentration of Credit Risk
Net Exposure (as a percent)	70.00%	[1]
Non-rated
Concentration of Credit Risk
Net Exposure (as a percent)	27.00%	[1],[2]
Non-investment grade
Concentration of Credit Risk
Net Exposure (as a percent)	3.00%	[1]
Financial institutions
Concentration of Credit Risk
Net Exposure (as a percent)	57.00%	[1]
Utilities, energy merchants, marketers and other
Concentration of Credit Risk
Net Exposure (as a percent)	39.00%	[1]
Coal and emissions
Concentration of Credit Risk
Net Exposure (as a percent)	1.00%	[1]
ISOs
Concentration of Credit Risk
Net Exposure (as a percent)	3.00%	[1]

[1]	Counterparty credit exposure excludes uranium and coal transportation contracts because of the unavailability of market prices.
[2]	For non-rated counterparties, the majority of the exposure is related to ISO and municipal public power entities, which are considered investment grade equivalent ratings based on NRG's internal credit ratings.